Debt (Details Textual) (USD $)	12 Months Ended		1 Months Ended	12 Months Ended					12 Months Ended		1 Months Ended	12 Months Ended	1 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Jan. 27, 2012 Convertible Notes Payable [Member]	Dec. 31, 2013 Convertible Notes Payable [Member]	Dec. 31, 2012 Convertible Notes Payable [Member]	Dec. 31, 2011 Convertible Notes Payable [Member]	Dec. 31, 2013 Convertible Notes Payable [Member] Maximum [Member]	Dec. 31, 2013 Convertible Notes Payable [Member] Minimum [Member]	Dec. 31, 2013 Convertible Notes Payable One [Member]	Dec. 31, 2012 Convertible Notes Payable One [Member]	Feb. 28, 2014 Convertible Notes Payable One [Member] Subsequent Event [Member]	Dec. 31, 2013 Convertible Notes Payable Two [Member]	Feb. 28, 2014 Convertible Notes Payable Two [Member] Subsequent Event [Member]
Proceeds from Notes Payable				$ 1,220,000		$ 800,000
Convertible Notes Payable Per Share				$ 3.00
Accounts Payable, Interest-bearing, Interest Rate				5.00%
Common Stock, Shares, Issued	4,973,073	3,509,749					1,000,000
Common Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001					$ 3.75	$ 3.00
Common Stock Closing Price							$ 4.50
Derivative Liability, Fair Value, Gross Liability	1,244,351	153,776	1,593	93,568
Discount On Notes Payable				1,182,856
Financial Services Costs, Total				61,495
Derivative, Gain (Loss) on Derivative, Net, Total	149,398	28,244			28,244				4,620			144,778
Non Cash Interest Expense				1,182,856
Accretion of Discount				308,984
Interest Expense, Total	334,678	399,651		22,788						389,583
Notes Payable Fee				10,970
Warrants Exercise Price Per Share					$ 3.00	$ 3.00
Debt Conversion, Converted Instrument, Shares Issued			1,600,000								383,659		103,232
Warrants Sold In Private Placements					533,333
Additional Paid in Capital, Total	44,087,232	41,660,361		93,568	1,593
Short-term Debt, Terms						The 2011 Convertible Notes had a one-year term, an annual interest rate of approximately 0.5%, and, following a qualified financing transaction involving common stock or common stock equivalents in which we received gross proceeds in excess of $500,000 (“Future Financing”), became convertible into our common stock at 50% of the lower of (a) the price per share of common stock, or (ii) the exercise or conversion price of any common stock equivalents used in the financing transaction.
Short-term Debt, Percentage Bearing Fixed Interest Rate						0.50%
Future Financing Value						500,000
Conversion Rate Percentage						50.00%
Warrants Exercisable Term						5 years
Convertible Debt, Fair Value Disclosures									1,001,385
Stock Issued During Period Conversion Of Convertible Notes To Common Stock Share				33,514
Debt Conversion, Original Debt, Amount	0	800,000		100,000							820,000		300,000
Debt Conversion, Original Debt, Accrued Interest Amount				541
Accretion Expense				$ 2,325